Ordinary Shares and Equity Incentive Plan - Schedule of Ordinary Shares Reserved for Issuance (Details) - shares	Dec. 31, 2021	Jul. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total ordinary shares reserved (in shares)	42,513,532		39,800,900
2013 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total ordinary shares reserved (in shares)	0		2,129,796
2013 Equity Incentive Plan | Options and RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total ordinary shares reserved (in shares)	26,460,287		5,934,521
2021 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total ordinary shares reserved (in shares)	13,474,214	13,951,037	0
2021 Equity Incentive Plan | Options and RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total ordinary shares reserved (in shares)	803,556		0
Conversion of convertible preferred shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total ordinary shares reserved (in shares)	0		29,878,116
Warrants to purchase convertible preferred shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total ordinary shares reserved (in shares)	0		1,858,467
Warrants To Purchase Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total ordinary shares reserved (in shares)	1,775,475		0
Series C
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total ordinary shares reserved (in shares)			39,483,675